CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 15,946,425	$ 3,286,713
Short-term investments, restricted	53,391	53,257
Accounts and other receivable, net	1,889,327	3,926,681
Inventory, net	556,620	1,111,507
Prepaid expenses and other current assets	2,338,990	1,258,282
Deferred costs, current portion	1,091,387	316,551
Total current assets	21,876,140	9,952,991
Property and equipment, net	925,171	919,469
Deferred costs	3,547,007	482,349
Intangible assets, net	28,747,770	33,768,954
Goodwill	1,128,517	1,128,517
Total assets	56,224,605	46,252,280
Current liabilities
Accounts payable	1,877,736	3,351,844
Accrued expenses	6,218,224	4,666,828
Deferred revenues, current portion	402,377	740,990
Note payable, current portion	0	1,800,000
Total current liabilities	8,498,337	10,559,662
Notes payable	0	3,620,593
Convertible debt, net of debt discount	325,553	202,658
Deferred revenues	1,039,475	1,441,852
Derivative liabilities	29,846,821	3,248,595
Other liabilities	546,867	366,926
Total liabilities	40,257,053	19,440,286
Commitments and contingencies (See Note 18)
Conditionally redeemable common stock (909,091 issued and outstanding)	500,000	500,000
Stockholders' equity
Common stock; $.0001 par value, authorized 425,000,000 shares; 2014 issued and outstanding - 125,680,100 shares; 2013 issued and outstanding - 107,164,855 shares	12,477	10,626
Common stock issuable	392,950	432,100
Additional paid-in capital	125,173,973	117,097,844
Accumulated deficit	(110,111,848)	(91,228,576)
Total stockholders' equity	15,467,552	26,311,994
Total liabilities and stockholders' equity	$ 56,224,605	$ 46,252,280